BORROWINGS - Narrative (Details) $ in Thousands			12 Months Ended
	Feb. 28, 2025 USD ($)	Mar. 19, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 20, 2025 USD ($)	Jan. 01, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			$ 132,500	$ 45,560	$ 0
Repayments of borrowings, classified as financing activities			$ 31,819	$ 21,060	$ 0
Wells Fargo Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowing capacity	$ 165,000					$ 20,000	$ 100,000
Borrowing facilities, uncommitted incremental facilities	50,000						10,000
Maximum leverage ratio			3.00
Minimum leverage ratio			1.25
Minimum liquidity requirement			$ 15,000
Wells Fargo Credit Agreement | Federal Funds rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			0.50%
Wells Fargo Credit Agreement | Adjusted Term Secured Overnight Finance Rate ("SOFR")
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.00%
Wells Fargo Credit Agreement | Applicable Margin
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			2.50%
Wells Fargo Credit Agreement | SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			0.10%
Wells Fargo Credit Agreement | Term Loan
Disclosure of detailed information about borrowings [line items]
Term		3 years
Nominal amount		$ 25,000
Wells Fargo Credit Agreement | Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Nominal amount		$ 25,000
Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowing capacity	$ 75,000						$ 75
Proceeds from borrowings			$ 75,000
Required minimum annual repayment, percentage of borrowed principal amount	15.00%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowing capacity	$ 90,000
Proceeds from borrowings			57,500
Amount available			$ 32,500